Liability under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Summary of insurance liabilities
(e)	Insurance liabilities as of December 31, 2020 and 2021 are as follows:

	2020		2021
Policy reserve	~~W~~	53,391,401	54,330,046
Policyholder’s equity adjustment		68,829	3,452

	~~W~~	53,460,230	54,333,498

Summary of policy reserve
(f)	Policy reserve as of December 31, 2020 and 2021 are as follows:

	2020		2021
Variable interest rate	~~W~~	29,977,303	29,399,446
Fixed interest rate		23,414,098	24,930,600

	~~W~~	53,391,401	54,330,046

Summary of details policy reserves

(g)	The details of policy reserves for insurance risk classification as of December 31, 2020 and 2021 are as follows:

	2020
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,597,735	26,634,537	9,981,880	51,214,152	18,430	62	18,492	51,232,644
Guarantee reserve		28,168	267,154	762	296,084	—	—	—	296,084
Unearned premium reserve		1	1,640	—	1,641	13	—	13	1,654
Reserve for outstanding claims		240,324	1,111,052	363,688	1,715,064	15,384	—	15,384	1,730,448
Interest rate difference guarantee reserve		1,937	141	9	2,087	—	—	—	2,087
Mortality gains reserve		7,865	37,553	124	45,542	1	—	1	45,543
Interest gains reserve		23,651	256	14	23,921	—	—	—	23,921
Expense gains reserve		6,606	8,336	—	14,942	—	—	—	14,942
Long term duration dividend reserve		28,737	13,775	12	42,524	—	—	—	42,524
Reserve for policyholder’s profit dividend		1,080	—	—	1,080	—	—	—	1,080
Reserve for losses on dividend insurance contract		474	—	—	474	—	—	—	474

	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,515,676	28,443,718	9,078,015	52,037,409	15,609	64	15,673	52,053,082
Guarantee reserve		24,717	284,474	871	310,062	—	—	—	310,062
Unearned premium reserve		1	1,660	—	1,661	8	—	8	1,669
Reserve for outstanding claims		266,157	1,137,858	424,897	1,828,912	14,376	—	14,376	1,843,288
Interest rate difference guarantee reserve		1,734	130	7	1,871	—	—	—	1,871
Mortality gains reserve		6,894	34,085	88	41,067	2	—	2	41,069
Interest gains reserve		23,031	242	12	23,285	—	—	—	23,285
Expense gains reserve		6,068	7,595	—	13,663	—	—	—	13,663
Long term duration dividend reserve		26,799	12,663	7	39,469	—	—	—	39,469
Reserve for policyholder’s profit dividend		1,635	—	—	1,635	—	—	—	1,635
Reserve for losses on dividend insurance contract		953	—	—	953	—	—	—	953

	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

Summary of changes in policy reserves
(h)	Changes in policy reserves

Changes	in policy reserves for the year ended December 31, 2020 and 2021 are as follows:

	2020
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	22,028,112	30,058,020	52,086,132
Reserve (*)		1,385,986	(80,717)	1,305,269

Ending balance	~~W~~	23,414,098	29,977,303	53,391,401

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

	2021
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	23,414,098	29,977,303	53,391,401
Reserve (*)		1,516,502	(577,857)	938,645

Ending balance	~~W~~	24,930,600	29,399,446	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

Summary of changes in policy reserves by insurance risk classification
(i)	Changes in policy reserves by insurance risk classification
Changes in policy reserves by insurance risk classification for the year ended December 31, 2020 and 2021 are as follows:

	2020
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Sub total	Pure protection	Savings	Sub total	Total
Beginning balance	~~W~~	14,986,916	26,382,609	10,677,484	52,047,009	39,063	60	39,123	52,086,132
Reserve (reversal) (*)		(50,338)	1,691,835	(330,995)	1,310,502	(5,235)	2	(5,233)	1,305,269

Ending balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Sub total	Pure protection	Savings	Sub total	Total
Beginning balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401
Reserve (reversal) (*)		(62,913)	1,847,981	(842,592)	942,476	(3,833)	2	(3,831)	938,645

Ending balance	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.

Summary of reinsurance credit risk

(j)	Reinsurance credit risk as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	10,611	47,690	—	—
AA- to AA+		29,294	23,348	15,310	23,472
A- to A+		2,375	4,018	31,740	46,615

	~~W~~	42,280	75,056	47,050	70,087

Summary of income or expenses on insurance

(k)	Income or expenses on insurance for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Insurance income:
Premium income	~~W~~	7,386,854	7,037,308	6,255,872
Reinsurance income		146,564	152,892	153,534
Separate account income		36,007	57,553	75,117

		7,569,425	7,247,753	6,484,523

Insurance expenses:
Claims paid		5,436,069	5,564,875	5,346,364
Reinsurance premium expenses		165,979	167,215	175,282
Provision for policy reserves (*)		1,724,816	1,311,252	933,875
Separate account expenses		36,007	57,553	75,116
Acquisition costs		805,508	802,942	687,469
Collection expenses and discount fee		19,706	19,922	16,810
Deferred acquisition costs		(495,534)	(486,972)	(397,196)
Amortization of deferred acquisition costs		373,800	414,898	422,189

		8,066,351	7,851,685	7,259,909

Net loss on insurance	~~W~~	(496,926)	(603,932)	(775,386)

(*)	Interest expenses on savings insurance contracts are included.

Summary of maturity of premium reserve
(l)	Maturity of premium reserve as of December 31, 2020 and 2021 are as follows:

	2020
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Variable interest rate	~~W~~	929,268	1,944,710	1,819,554	820,964	2,056,906	19,729,536	27,300,938
Fixed interest rate		164,890	418,574	983,635	594,667	2,090,669	19,679,271	23,931,706

Ending balance	~~W~~	1,094,158	2,363,284	2,803,189	1,415,631	4,147,575	39,408,807	51,232,644

	2021
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Variable interest rate	~~W~~	906,017	1,492,275	1,420,942	653,388	2,001,348	20,082,744	26,556,714
Fixed interest rate		99,289	471,909	772,549	687,077	2,072,122	21,393,422	25,496,368

Ending balance	~~W~~	1,005,306	1,964,184	2,193,491	1,340,465	4,073,470	41,476,166	52,053,082

Summary of result liability adequacy test

(m)	Liability adequacy test, LAT – Shinhan Life Insurance Co., Ltd.
i) Scope
Liability adequacy tests are performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2021. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article
6-3
of Regulation on Supervision of Insurance Business Act.
ii) Output overview
In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.
Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.
The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancelation rate, etc. and the present value of the total expenditure, that is, interest rate(discount rate), business ratio, risk rate, and cancelation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.
iii) Assumptions and basis of calculation applied
The assumptions and basis of calculation applied to calculate the estimates of future cash flows when performing liability adequacy test for the year ended December 31, 2021 and 2020 are as follows. The criteria of Insurance contract liability adequacy test were changed during the period, and the Group has applied the change in the accounting policy as it provides more reliable and relevant information on the estimate of future cash flows, and the comparative figures with the prior period disclosed in the notes have been rewritten.

Assumptions
	January 1, 2020	December 31, 2020	December 31, 2021	Assumption applied and calculation method
Discount rate	Shinhan Life Insurance Co., Ltd. -2.861% ~ 16.336% Orange Life Insurance Co., Ltd. -2.861% ~ 16.336%	Shinhan Life Insurance Co., Ltd. -3.623% ~ 23.477% Orange Life Insurance Co., Ltd. -3.623% ~ 23.477%	-3.39% ~ 19.541%	The interest rate scenario calculated and presented by the Financial Supervisory Service as a scenario in which a liquidity premium is added to the risk-free rate of return scenario.

Mortality rate	Shinhan Life Insurance Co., Ltd. 11.36% ~ 497.99% Orange Life Insurance Co., Ltd. 20% ~ 255%	Shinhan Life Insurance Co., Ltd. 10.38% ~ 585.90% Orange Life Insurance Co., Ltd. 15% ~ 255%	16% ~ 751%	(Shinhan Life Insurance)
• Death due to other causes: Based on the statistics illustrating the past five-year experience, the ratio of premiums to on-level
risk premiums by risk collateral and time elapsed.
• Death due to natural causes: The ratio of actual mortality to the latest expected mortality
(Orange Life Insurance)
Based on the statistics illustrating the past five-year experience or more, it is calculated by reflecting the trend in the ratio of claims paid to expected claims by collateral, gender, product group, and time elapsed.

Surrender ratio	Shinhan Life Insurance Co., Ltd. 0.76% ~ 33.03% Orange Life Insurance Co., Ltd. 0% ~ 50%	Shinhan Life Insurance Co., Ltd. 0.53% ~ 29.83% Orange Life Insurance Co., Ltd. 0% ~ 61%	0% ~ 84%	Lapse rate by sales channel, product, and time elapsed for the past five years.
iv) The result of liability adequacy test as of January 1, 2020 and December 31, 2020 and 2021 are as follows:
< Shinhan Life Insurance>

	January 1, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	595,317	1,367,648	(772,331)
Variable interest		900,378	1,082,341	(181,963)
Non- Participating:
Fixed interest		6,608,221	4,199,666	2,408,555
Variable interest		14,481,696	13,770,288	711,408
Variable type		81,369	(28,011)	109,380

	~~W~~	22,666,981	20,391,932	2,275,049

	December 31, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	598,793	1,371,496	(772,703)
Variable interest		915,382	1,062,384	(147,002)
Non- Participating:
Fixed interest		7,230,482	4,222,670	3,007,812
Variable interest		14,456,394	13,753,963	702,431
Variable type		165,259	61,212	104,047

	~~W~~	23,366,310	20,471,725	2,894,585

	December 31, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	1,371,625	2,098,387	(726,762)
Variable interest		2,099,040	3,024,911	(925,871)
Non- Participating:
Fixed interest		18,749,426	8,155,797	10,593,629
Variable interest		23,059,035	21,378,217	1,680,818
Variable type		109,753	(1,437,388)	1,547,141

	~~W~~	45,388,879	33,219,924	12,168,955

<Orange Life Insurance>

	January 1, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	716,607	762,204	(45,597)
Variable interest		1,134,245	1,651,134	(516,889)
Non-Participating:
Fixed interest		9,296,542	5,795,590	3,500,952
Variable interest		9,236,731	9,142,918	93,813
Variable type		(268,818)	(1,877,845)	1,609,027

	~~W~~	20,115,307	15,474,001	4,641,306

	December 31, 2020
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	745,614	793,719	(48,105)
Variable interest		1,174,807	1,698,984	(524,177)
Non-Participating:
Fixed interest		10,061,004	5,850,160	4,210,844
Variable interest		9,190,507	8,998,793	191,714
Variable type		(15,032)	(1,548,878)	1,533,846

	~~W~~	21,156,900	15,792,778	5,364,122